UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
CONSUMER DISCRETIONARY — 10.4%
Arctic Cat*	105,149	$1,976,801
Ascena Retail Group*	261,905	1,259,763
Crocs*	263,175	1,921,178
DSW, Cl A	263,200	5,569,312
Finish Line, Cl A	133,334	2,293,345
Group 1 Automotive	86,927	7,022,832
Haverty Furniture	178,800	3,897,840
Malibu Boats, Cl A*	99,900	1,854,144
MDC Holdings	239,622	6,479,379
Orbotech*	244,060	8,515,254
Red Robin Gourmet Burgers*	126,700	6,024,585
Rush Enterprises, Cl A*	155,500	5,092,625
TRI Pointe Group*	643,550	7,896,358
Vista Outdoor*	256,100	7,378,241
Winnebago Industries	220,400	6,920,560

		74,102,217

CONSUMER STAPLES — 0.8%
Snyder’s-Lance	146,932	5,639,250

ENERGY — 1.7%
Carrizo Oil & Gas*	167,005	5,905,297
Whiting Petroleum*	530,600	5,884,354

		11,789,651

FINANCIAL SERVICES — 23.5%
Ameris Bancorp	197,291	8,897,824
Argo Group International Holdings	120,745	7,721,643
BNC Bancorp	161,814	5,703,943
Boston Private Financial Holdings	379,320	6,258,780
Bryn Mawr Bank	228,039	9,132,962
ConnectOne Bancorp	346,100	8,548,670
Eagle Bancorp*	59,909	3,669,426
Enterprise Financial Services	183,274	7,633,362
First Bancorp	19,666	575,624
First Merchants	151,019	5,788,558
Hanmi Financial	248,652	8,242,814
Heritage Financial	343,031	8,747,291
HomeStreet*	268,191	7,026,604
HomeTrust Bancshares*	272,656	6,748,236
MGIC Investment*	764,400	8,140,860

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — (continued)
Navigators Group	120,878	$6,787,300
Seacoast Banking Corp of Florida*	94,380	2,055,597
Selective Insurance Group	97,303	4,057,535
Simmons First National, Cl A	99,600	5,990,940
South State	96,075	8,589,105
Southwest Bancorp	225,654	6,250,616
Sterling Bancorp	434,300	10,358,055
Stonegate Bank	142,779	6,497,872
Texas Capital Bancshares*	70,562	5,821,365
TriCo Bancshares	221,737	8,175,443

		167,420,425

HEALTH CARE — 3.3%
Air Methods*	149,200	5,326,440
Bio-Rad Laboratories, Cl A*	32,037	6,089,593
CONMED	124,270	5,541,199
Ensign Group	328,641	6,684,558

		23,641,790

INDUSTRIALS — 15.6%
Alamo Group	95,118	7,193,774
Armstrong World Industries*	187,736	7,500,053
Atkore International Group*	37,923	1,013,303
Dycom Industries*	98,900	7,977,274
Essendant	152,213	3,179,729
Federal Signal	398,400	6,191,136
Greif, Cl A	130,400	7,508,432
ICF International*	100,664	5,234,528
Kforce	312,518	7,187,914
Knowles*	493,200	8,887,464
Lydall*	147,396	8,991,156
Matson	245,200	8,743,832
McDermott International*	1,416,495	11,473,610
Mueller Water Products, Cl A	397,100	5,344,966
MYR Group*	191,285	7,358,734
SP Plus*	253,571	7,023,917

		110,809,822

INFORMATION TECHNOLOGY — 6.4%
Acxiom*	188,100	4,909,410
Electro Scientific Industries*	619,463	4,069,872
NetScout Systems*	167,700	5,584,410
Novanta*	342,095	7,645,823

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Perficient*	404,000	$7,162,920
Verint Systems*	214,300	8,004,105
Virtusa*	333,600	8,500,128

		45,876,668

MATERIALS — 2.8%
Kaiser Aluminum	76,300	5,986,498
PH Glatfelter	253,141	6,179,172
US Concrete*	116,400	7,624,200

		19,789,870

MATERIALS & PROCESSING — 7.9%
Belden CDT	91,172	6,971,923
Brady, Cl A	192,334	6,991,341
Haynes International	128,500	5,282,635
HB Fuller	121,337	5,990,408
Innophos Holdings	140,387	6,828,424
Materion	138,850	5,456,805
OMNOVA Solutions*	37,563	341,823
Quanex Building Products	423,778	8,369,616
Rogers*	121,210	9,690,739

		55,923,714

PRODUCER DURABLES — 11.6%
Actuant, Cl A	170,143	4,449,239
Albany International, Cl A	153,571	7,286,944
Allegiant Travel, Cl A	29,711	5,110,292
CBIZ*	415,511	5,443,194
Compass Diversified Holdings (A)	410,955	7,191,713
ESCO Technologies	124,175	7,226,985
Granite Construction	85,730	4,812,025
Heartland Express	329,153	6,780,552
Kaman	138,246	6,985,570
Marten Transport	223,256	5,101,399
Methode Electronics	191,654	8,059,051
Regal Beloit	102,756	7,460,086
Triumph Group	250,243	6,694,000

		82,601,050

REAL ESTATE — 7.8%
Brandywine Realty Trust†	450,048	7,245,773
CatchMark Timber Trust, Cl A†	558,700	5,749,023
DuPont Fabros Technology	133,489	6,338,057

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — (continued)
Empire State Realty Trust, Cl A†	327,375	$6,707,914
First Industrial Realty Trust	226,600	5,857,610
Healthcare Realty Trust†	241,529	7,296,591
Kite Realty Group Trust†	225,243	5,410,337
Pebblebrook Hotel Trust†	243,677	7,288,379
QTS Realty Trust, Cl A†	70,900	3,572,651

		55,466,335

TECHNOLOGY — 3.1%
FormFactor*	722,555	8,995,810
Integrated Device Technology*	217,459	5,477,792
IXYS	441,538	5,342,610
ON Semiconductor*	150,034	1,998,453

		21,814,665

UTILITIES — 3.2%
IDACORP	99,147	7,933,743
NorthWestern	139,675	7,976,839
Spire	109,050	7,088,250

		22,998,832

TOTAL COMMON STOCK
(Cost $546,329,375)		697,874,289

WARRANTS — 0.0%
	Number of Warrants	Value
SAExploration Holdings, Ser B, Expires 08/01/2021*	2,784	—
SAExploration Holdings, Ser A, Expires 08/01/2021*	2,784	—

TOTAL WARRANTS (Cost $–)		—

SHORT-TERM INVESTMENT — 2.1%
	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 0.360%, (B) (Cost $15,089,149)	15,089,149	15,089,149

TOTAL INVESTMENTS — 100.1% (Cost $561,418,524)‡		$712,963,438

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2017
(Unaudited)

Percentages are based on Net Assets of $712,027,353.

(A)	Security considered to be a Master Limited Partnership. The total value of such security as of January 31, 2017 was $7,191,713 or 1.0% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of January 31, 2017.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2017, was $0 and represented 0.0% of net assets.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	At January 31, 2017, the tax basis cost of the Fund’s investments was $561,418,524 , and the unrealized appreciation and depreciation were $176,114,514 and $(24,569,600), respectively.

Cl — Class

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$697,874,289	$—	$—	$697,874,289
Warrants	—	—	—	—
Short-Term Investment	15,089,149	—	—	15,089,149

Total Investments in Securities	$712,963,438	$—	$—	$712,963,438

* Portfolio investment in warrants is considered Level 3.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-2600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017